SIGNIFICANT ACCOUNTING JUDGEMENT AND KEY SOURCES OF ESTIMATION (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant accounting judgement and key sources of estimation [Abstract]
Revenue recognition	₪ 311,978	₪ 294,202	₪ 312,514